Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Schedule of intangible assets, net

	As of December 31,
	2022	2023
	RMB	RMB
Internally developed software	401,236	466,431
Trademark	1,074	1,074
Supplier relationship	15,620	15,620
Customer relationship	146,701	146,701
Brand	12,100	26,400
Technology	19,500	19,500
Accumulated amortization	(285,507)	(369,306)

Intangible assets, net	310,724	306,420